STATEMENT OF INVESTMENTS
Growth and Income Portfolio

September 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 1.5%
Aptiv	5,118		469,218
General Motors	26,252		776,797
			1,246,015
Banks - 3.7%
Bank of America	19,695		474,453
Essent Group	5,403		199,965
JPMorgan Chase & Co.	18,285		1,760,297
The PNC Financial Services Group	1,863		204,762
Truist Financial	5,239		199,344
U.S. Bancorp	9,913		355,381
			3,194,202
Capital Goods - 7.7%
AMETEK	6,543		650,374
Carrier Global	19,332		590,399
Eaton	11,110		1,133,553
Ingersoll Rand	20,292	[a]	722,395
L3Harris Technologies	4,381		744,069
Northrop Grumman	548		172,889
Otis Worldwide	4,284		267,407
Quanta Services	10,738		567,611
Rockwell Automation	2,642		583,037
Trane Technologies	9,468		1,147,995
			6,579,729
Consumer Durables & Apparel - 1.5%
Lennar, Cl. A	7,154		584,339
VF	10,114		710,508
			1,294,847
Consumer Services - 1.0%
Las Vegas Sands	11,129		519,279
Wynn Resorts	5,002		359,194
			878,473
Diversified Financials - 7.7%
Ally Financial	12,696		318,289
Berkshire Hathaway, Cl. B	6,134	[a]	1,306,174
Capital One Financial	8,565		615,481
LPL Financial Holdings	4,355		333,898
Morgan Stanley	22,122		1,069,599
S&P Global	2,009		724,445
The Charles Schwab	7,758		281,072

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Diversified Financials - 7.7% (continued)
The Goldman Sachs Group	5,419		1,089,056
Voya Financial	16,477		789,743
			6,527,757
Energy - 2.6%
Cabot Oil & Gas	10,041		174,312
ConocoPhillips	7,583		249,026
Hess	14,014		573,593
Marathon Petroleum	21,824		640,316
Phillips 66	6,662		345,358
Pioneer Natural Resources	3,006		258,486
			2,241,091
Food & Staples Retailing - 1.0%
Sysco	6,374		396,590
Walmart	3,199		447,572
			844,162
Food, Beverage & Tobacco - 2.5%
Archer-Daniels-Midland	11,645		541,376
PepsiCo	7,203		998,336
Philip Morris International	7,333		549,902
			2,089,614
Health Care Equipment & Services - 6.8%
Anthem	1,927		517,573
Becton Dickinson & Co.	2,797		650,806
CVS Health	3,636		212,342
DexCom	1,156	[a]	476,538
Humana	2,562		1,060,386
Intuitive Surgical	1,003	[a]	711,669
Masimo	1,621	[a]	382,653
Medtronic	12,705		1,320,304
Teleflex	1,287		438,121
			5,770,392
Insurance - 2.2%
Assurant	6,572		797,249
Chubb	4,891		567,943
Reinsurance Group of America	2,062		196,282
Willis Towers Watson	1,589		331,815
			1,893,289
Materials - 3.9%
CF Industries Holdings	26,040		799,688
Dow	4,020		189,141
Freeport-McMoRan	64,793		1,013,362
Louisiana-Pacific	12,280		362,383
Vulcan Materials	7,066		957,726
			3,322,300

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Media & Entertainment - 8.4%
Alphabet, Cl. A	1,117	[a]	1,637,075
Alphabet, Cl. C	1,166	[a]	1,713,554
Comcast, Cl. A	5,214		241,200
Facebook, Cl. A	7,983	[a]	2,090,748
Pinterest, Cl. A	13,791	[a]	572,464
Snap, Cl. A	12,745	[a]	332,772
Twitter	13,018	[a]	579,301
			7,167,114
Pharmaceuticals Biotechnology & Life Sciences - 7.2%
AbbVie	16,616		1,455,395
Biogen	1,189	[a]	337,295
Bristol-Myers Squibb	8,662		522,232
Eli Lilly & Co.	6,476		958,577
Horizon Therapeutics	7,360	[a]	571,725
Merck & Co.	2,139		177,430
Sarepta Therapeutics	2,713	[a]	380,987
Seattle Genetics	2,633	[a]	515,252
Thermo Fisher Scientific	474		209,280
Vertex Pharmaceuticals	1,705	[a]	463,965
Zoetis	3,486		576,480
			6,168,618
Real Estate - .6%
Lamar Advertising, Cl. A	2,674	[b]	176,939
Weyerhaeuser	10,443	[b]	297,834
			474,773
Retailing - 6.5%
Amazon.com	1,218	[a]	3,835,153
Booking Holdings	312	[a]	533,732
Lowe's	7,011		1,162,844
			5,531,729
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices	12,140	[a]	995,359
Applied Materials	14,621		869,218
Intel	8,032		415,897
Microchip Technology	7,239	[c]	743,880
NVIDIA	2,930		1,585,775
NXP Semiconductors	4,791		597,965
Qualcomm	11,779		1,386,153
			6,594,247
Software & Services - 14.1%
HubSpot	1,706	[a]	498,544
International Business Machines	2,455		298,700
Medallia	7,112	[a]	195,011
Microsoft	18,172		3,822,117

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 14.1% (continued)
PayPal Holdings		5,975	[a]	1,177,254
salesforce.com		4,886	[a]	1,227,949
ServiceNow		1,975	[a]	957,875
Shopify, Cl. A		396	[a]	405,096
Snowflake, Cl. A		1,928	[a,c]	483,928
Splunk		2,944	[a,c]	553,855
Square, Cl. A		4,493	[a]	730,337
Twilio, Cl. A		2,334	[a]	576,708
Visa, Cl. A		5,633	[c]	1,126,431
				12,053,805
Technology Hardware & Equipment - 7.4%
Apple		33,353		3,862,611
Cisco Systems		7,583		298,694
Cognex		9,913		645,336
Corning		20,343		659,317
Dolby Laboratories, Cl. A		4,609		305,484
Zebra Technologies, Cl. A		1,993	[a]	503,153
				6,274,595
Telecommunication Services - .4%
Vodafone Group, ADR		23,595	[c]	316,645
Transportation - 1.3%
FedEx		920		231,398
Union Pacific		4,371		860,519
				1,091,917
Utilities - 3.7%
Clearway Energy, Cl. C		11,339		305,699
Exelon		12,421		444,175
FirstEnergy		6,871		197,266
NextEra Energy		2,242		622,289
NextEra Energy Partners		8,058		483,158
PPL		42,057		1,144,371
				3,196,958
Total Common Stocks (cost $60,077,723)				84,752,272
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $189,645)	0.10	189,645	[d]	189,645

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $504,380)	0.10	504,380	[d]	504,380
Total Investments (cost $60,771,748)		100.2%		85,446,297
Liabilities, Less Cash and Receivables		(.2%)		(205,609)
Net Assets		100.0%		85,240,688

ADR—American Depository Receipt

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Security, or portion thereof, on loan. At September 30, 2020, the value of the fund’s securities on loan was $2,883,641 and the value of the collateral was $2,950,399, consisting of cash collateral of $504,380 and U.S. Government & Agency securities valued at $2,446,019.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Growth and Income Portfolio

September 30, 2020 (Unaudited)

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	84,752,272	-	-	84,752,272
Investment Companies	694,025	-	-	694,025

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2020, accumulated net unrealized appreciation on investments was $24,674,549, consisting of $26,897,569 gross unrealized appreciation and $2,223,020 gross unrealized depreciation.

At September 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.